Cover	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2025
Entity File Number	333-284566
Entity Registrant Name	STRATCAP DIGITAL INFRASTRUCTURE REIT, INC.
Entity Central Index Key	0001868516
Entity Tax Identification Number	86-3123526
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	660 Steamboat Road
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	475
Local Phone Number	465-0056
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true